Subsequent Events (Conversion of MGT Series D Preferred Shares to Common Stock) (Details) - USD ($)	Jun. 14, 2016	Apr. 13, 2016	Mar. 31, 2016	Jun. 30, 2015
Series D Preferred Stock
Subsequent Event [Line Items]
Preferred stock, shares outstanding (in shares)			110	0
Subsequent Event | Series D Preferred Stock
Subsequent Event [Line Items]
Preferred stock, shares outstanding (in shares)		0
Subsequent Event | Class B Preferred Stock | Series D Preferred Stock
Subsequent Event [Line Items]
Conversion of stock, shares converted		110
Subsequent Event | Common Stock
Subsequent Event [Line Items]
Conversion of convertible securities (in shares)		366,630
Second MGT Exchange Agreement [Member] | Subsequent Event
Subsequent Event [Line Items]
Convertible Debt	$ 940,000
Debt Conversion, Converted Instrument, Amount	$ 10,581.03
Second MGT Exchange Agreement [Member] | Subsequent Event | Common Stock
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Shares Issued	2,641,837